OTHER INCOME, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Income Net
Government grants (1)	$ 45,065	$ 70,799
Rental income (lessor lease)	106,708	68,929
Loss/(income) from disposal of scrap materials	22,378	22,836
Derecognition of accounts payable(2)		23,139
Other income/(expense)	(42,454)	1,246
Total	$ 131,697	$ 186,949